RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)					3 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($) ft²	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($) m²	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2021 USD ($) m²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years		2 years
Area of land | ft²	700		5,000
Annual rent, year one			$ 42,000		$ 51,664			$ 54,144				$ 39,200
Annual rent, year two	$ 7,284		$ 44,800		13,083			44,344				$ 42,000
Operating lease, right-of-use asset	$ 30,084				114,027			95,808		$ 58,849
Lease liabilities					56,736			41,789		39,200
Lessee, Operating Lease, Description	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%
Lease liability	$ 30,084				114,727			96,157		$ 59,897
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term				5 years							5 years
Area of land | m²				4,560.57							6,000
Annual rent, year one				$ 45,150							$ 8,645
Annual rent, year two				$ 45,150
Operating lease, right-of-use asset											$ 241,800
Rent increase percentage				5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent		$ 42,000			2,508			2,508
Lessee, Operating Lease, Description			the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent					44,800			44,800	$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through September 30, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent					44,800		$ 44,800	44,800
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent						$ 47,600		47,600
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for rent					47,600			47,600
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset					79,862			79,862
Lease liabilities					79,862			79,862
Adoption of New Guidance [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset					85,022			85,022
Lease liabilities					$ 85,022			$ 85,022